Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS
Accounts receivables	$ 108,492	$ 21,708	$ 2,187
Other receivables, prepayments and deposits	85,055	84,994	6,161
Amount due from related parties	340,445	382,384	119,488
Cash and cash equivalents	107,681	303,796	360,760
Total Current Assets	641,673	792,882	488,596
NON-CURRENT ASSETS
Plant and equipment, net	154,647	177,743	7,204
Investment, net	13,280	677
Total Non-Current Assets	167,927	178,420	7,204
TOTAL ASSETS	809,600	971,302	495,800
CURRENT LIABILITIES
Accounts payables	15,846	755	7,056
Other payables and accrued liabilities	207,322	81,872	90,776
Deferred Income, net	70,268	188,342	65,821
Amounts due to a director	32,455	3,128	1,499
Amount due to related party	3,475	622
Total Current Liabilities	329,366	274,719	165,152
TOTAL LIABILITIES	329,366	274,719	165,152
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 200,000,000 shares authorised, None issued and outstanding
Common stock, value	11,209	11,209	10,900
Additional paid-in capital	1,328,041	1,328,041	557,100
Accumulated other comprehensive (loss)/income	(58,844)	(26,761)	6,996
Accumulated losses	(783,877)	(613,294)	(244,348)
Non-controlling interest	(16,295)	(2,612)
TOTAL STOCKHOLDERS' EQUITY	480,234	696,583	330,648
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 809,600	$ 971,302	$ 495,800